Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 12, 2018
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2018
Prospectus Date	rr_ProspectusDate	Apr. 12, 2018
Class A, Class C & Class I | James Alpha Momentum Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 19 of the Portfolio’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. The portfolio turnover rate for the NWM Momentum Portfolio (the “Predecessor Portfolio”) for the fiscal year ended March 31, 2017 was 396%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	396.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests in a group of exchange-traded funds ("ETFs") and/or money market funds. The underlying ETFs generally invest in fixed income securities, equity securities, convertible securities, real estate investment trusts ("REITs"), and commodities. REITs may offer investors greater liquidity and diversification than direct ownership of properties.

The Sub-Adviser allocates the Portfolio's assets among its investment categories based on a "risk-on" / "risk-off" proprietary screening model. "Risk-on" is defined as asset classes that the Portfolio will invest in, such as ETFs that hold equity securities, REITs and commodities. "Risk-off" investments generally include U.S. Treasury ETFs and cash or cash equivalents, and are considered by the Sub-Adviser to present the least amount of credit risk. The Sub-Adviser's screening process begins with a review of the strongest recent "risk-off" investments relative to other "risk-off" investments. Each "risk-off" investment is compared against the others to create a ratio which the Sub-Adviser then analyzes to determine which investment's relative price is performing more strongly than the others based on a proprietary weighting system. The strongest relative strength is considered the strongest recent "risk-off" investment with which to compare "risk-on" asset classes. Relative strength calculates which investments are the strongest performers, as compared to other investments based on the investment’s performance return profile over a period of up to one year, and recommends those investments for purchase.

The Sub-Adviser determines if a cash position or U.S. Treasury ETF is most favorable based on the Sub-Adviser's screening model. The Sub-Adviser then compares the strongest "risk-off" investment to ETFs that hold equity securities, REITs and commodities. In order to buy a "risk-on" investment, that "risk-on" investment must be showing recent relative strength versus the strongest "risk-off" instrument based on the Sub-Adviser's proprietary screening model at set intervals during the month. The Sub-Adviser sells "risk-on" investments when the strongest "risk-off" ETF is showing greater recent relative strength versus the particular "risk-on" investment based on the Sub-Adviser's screening model at set intervals during the month.

Examples of the ETFs that the Portfolio may hold include ETFs that hold domestic equities; foreign securities; depositary receipts, including American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), or European depositary receipts (“EDRs”); emerging markets; commodities; fixed income securities; sovereign debt; convertible securities; and REITs. To gain exposure to the commodities market, the Portfolio may purchase ETFs that invest in a portfolio of exchange-traded futures on commodities. The Portfolio may purchase ETFs that use derivative instruments such as put and call options on stocks and stock indices, and index contracts and options thereon. The Portfolio may invest in ETFs that hold below-grade fixed income securities (known as "junk bonds"). The Portfolio's investment strategy may cause it to purchase ETFs that have growth or value style investing, and the Portfolio may invest in ETFs that hold small- and medium-sized companies. There are no limits on the amount of the Portfolio's assets that may be invested in ETFs and/or cash investments at any one time. Additionally, the Portfolio may be fully invested, partially invested or fully in cash or cash equivalents at any time. Depending on the "risk-on"/"risk-off" ratio, if cash is the recent strongest performing asset class compared to all "risk-on" ETFs and all "risk-off" ETFs that invest in U.S. Treasuries, for example, the Portfolio would then hold 100% in cash.

The Portfolio may also engage in short-term trading.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. The Portfolio may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Cash and Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Portfolio’s performance relative to its benchmark.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rise and fall. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF's shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analyses used by the portfolio managers for the Portfolio’s investment strategies may not produce the desired results.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and money market funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

The Portfolio may invest in ETFs that carry the risks described below. When used in this section, the term “fund” may include the ETFs in which the Portfolio invests.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio to leveraged market exposure for commodities. The Portfolio may gain commodity exposure through investment in ETFs that are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Portfolio in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited so as to enable the Portfolio to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company. Failure to satisfy either test would jeopardize the Portfolio’s status as a regulated investment company, which could result in material adverse consequences to the Portfolio.

Convertible Securities Risk. Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Currency/Exchange Rate Risk. The dollar value of foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Credit Risk. The issuers of fixed income instruments may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than a fund’s initial investment. Many derivatives are entered into over-the-counter (not on an exchange or contract market; referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument, or the derivative instrument may require participants to enter into offsetting transactions, rather than making or taking delivery. A fund may also lose money on a derivative if the issuer fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor (e.g., the fund may not receive the amount of payments that it is contractually entitled to receive). A fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the investment adviser anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause a fund to realize higher amounts of ordinary income or short-term capital gains, distributions that are taxable to individual shareholders at ordinary income tax rates, rather than at the more favorable tax rates for long-term capital gains. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a fund’s taxable income or gains, and may limit or prevent a fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require a fund to change its investment strategy. A fund’s use of derivatives also may be limited by the requirements for taxation of the fund as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of a fund, and therefore the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Options. If a fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If a fund sells (writes) a call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. If a fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Emerging Market Securities Risk. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities

Foreign Securities Risk. A fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

ADRs, GDRs, and EDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. Such depository receipts, however, continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer’s country. ADRs, GDRs, and EDRs, may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund’s, and therefore the Portfolio’s, performance may suffer.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Real Estate Securities Risks. Because the funds invest in REITs, their portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of a fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a fund, and therefore the Portfolio, could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as a fund, and therefore the Portfolio, indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a fund owns a security that is deferring or omitting its distributions, the fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Small and Medium Capitalization Company Risk. Investing in small- and medium-capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small- and medium-capitalization companies than for larger, more established companies. Some small- and medium- capitalization companies have limited product lines, distribution channels and financial and managerial resources, and tend to concentrate on fewer geographical markets than do larger companies. Also, because small- and medium-capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for a fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, a fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio is newly organized. Class I shares of the Portfolio acquired the assets and liabilities of the Predecessor Portfolio prior to the opening of business on May 28, 2018 (the “Reorganization”). The information shown below reflects the historical performance of the Predecessor Portfolio. The Predecessor Portfolio was advised by NWM Fund Group, LLC, the current Sub-Adviser to the Portfolio. The portfolio managers at the Sub-Adviser who were responsible for the day-to-day investment management of the Predecessor Portfolio’s assets have not changed. The investment objectives and strategies of the Portfolio are substantially similar to that of the Predecessor Portfolio.

The performance information that follows shows the Portfolio’s performance information in a bar chart and an average annual total returns table. The Class A, Class C, and Class I shares of the Portfolio are new classes and do not have their own performance. The bar chart and average annual total returns table show the performance of the Predecessor Portfolio’s only share class. Returns for the Class C shares and Class A shares will differ from the Class I shares to the extent that the Class C shares and Class A shares are subject to different fees than Class I shares. The information provides some indication of the risks of investing in the Portfolio by showing changes in the Predecessor Portfolio’s performance from year to year and by showing how the Predecessor Portfolio’s average annual total returns compare with those of a broad measure of market performance. The performance information shown is for the Predecessor Portfolio and may not be representative of performance of the Portfolio. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information, when available, by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Portfolio by showing changes in the Predecessor Portfolio’s performance from year to year and by showing how the Predecessor Portfolio’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3 2015	8.56%
Worst Quarter:	Q4 2015	-0.88%
		Class I Shares Year-To-Date (as of March 31, 2018): 1.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for the Predecessor Portfolio’s only share class. After-tax returns for the Portfolio will vary from those of the Predecessor Portfolio due to varying sales charges and expenses among the classes.

Class A, Class C & Class I | James Alpha Momentum Portfolio | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,719
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	762
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,152
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,567
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,719
Class A, Class C & Class I | James Alpha Momentum Portfolio | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	838
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,032
Class A, Class C & Class I | James Alpha Momentum Portfolio | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
Annual Return 2015	rr_AnnualReturn2015	7.82%
Annual Return 2016	rr_AnnualReturn2016	15.42%
Annual Return 2017	rr_AnnualReturn2017	12.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
Class A, Class C & Class I | James Alpha Momentum Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Class A, Class C & Class I | James Alpha Momentum Portfolio | Return After Taxes on Distributions | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Class A, Class C & Class I | James Alpha Momentum Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Class S | James Alpha Momentum Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. The portfolio turnover rate for the NWM Momentum Portfolio (the “Predecessor Portfolio”) for the fiscal year ended March 31, 2017 was 396%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	396.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place through December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests in a group of exchange-traded funds ("ETFs") and/or money market funds. The underlying ETFs generally invest in fixed income securities, equity securities, convertible securities, real estate investment trusts ("REITs"), and commodities. REITs may offer investors greater liquidity and diversification than direct ownership of properties.

The Sub-Adviser allocates the Portfolio's assets among its investment categories based on a "risk-on" / "risk-off" proprietary screening model. "Risk-on" is defined as asset classes that the Portfolio will invest in, such as ETFs that hold equity securities, REITs and commodities. "Risk-off" investments generally include U.S. Treasury ETFs and cash or cash equivalents, and are considered by the Sub-Adviser to present the least amount of credit risk. The Sub-Adviser's screening process begins with a review of the strongest recent "risk-off" investments relative to other "risk-off" investments. Each "risk-off" investment is compared against the others to create a ratio which the Sub-Adviser then analyzes to determine which investment's relative price is performing more strongly than the others based on a proprietary weighting system. The strongest relative strength is considered the strongest recent "risk-off" investment with which to compare "risk-on" asset classes. Relative strength calculates which investments are the strongest performers, as compared to other investments based on the investment’s performance return profile over a period of up to one year, and recommends those investments for purchase.

The Sub-Adviser determines if a cash position or U.S. Treasury ETF is most favorable based on the Sub-Adviser's screening model. The Sub-Adviser then compares the strongest "risk-off" investment to ETFs that hold equity securities, REITs and commodities. In order to buy a "risk-on" investment, that "risk-on" investment must be showing recent relative strength versus the strongest "risk-off" instrument based on the Sub-Adviser's proprietary screening model at set intervals during the month. The Sub-Adviser sells "risk-on" investments when the strongest "risk-off" ETF is showing greater recent relative strength versus the particular "risk-on" investment based on the Sub-Adviser's screening model at set intervals during the month.

Examples of the ETFs that the Portfolio may hold include ETFs that hold domestic equities; foreign securities; depositary receipts, including American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), or European depositary receipts (“EDRs”); emerging markets; commodities; fixed income securities; sovereign debt; convertible securities; and REITs. To gain exposure to the commodities market, the Portfolio may purchase ETFs that invest in a portfolio of exchange-traded futures on commodities. The Portfolio may purchase ETFs that use derivative instruments such as put and call options on stocks and stock indices, and index contracts and options thereon. The Portfolio may invest in ETFs that hold below-grade fixed income securities (known as "junk bonds"). The Portfolio's investment strategy may cause it to purchase ETFs that have growth or value style investing, and the Portfolio may invest in ETFs that hold small- and medium-sized companies. There are no limits on the amount of the Portfolio's assets that may be invested in ETFs and/or cash investments at any one time. Additionally, the Portfolio may be fully invested, partially invested or fully in cash or cash equivalents at any time. Depending on the "risk-on"/"risk-off" ratio, if cash is the recent strongest performing asset class compared to all "risk-on" ETFs and all "risk-off" ETFs that invest in U.S. Treasuries, for example, the Portfolio would then hold 100% in cash.

The Portfolio may also engage in short-term trading.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. The Portfolio may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Cash and Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Portfolio’s performance relative to its benchmark.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rise and fall. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF's shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analyses used by the portfolio managers for the Portfolio’s investment strategies may not produce the desired results.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and money market funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

The Portfolio may invest in ETFs that carry the risks described below. When used in this section, the term “fund” may include the ETFs in which the Portfolio invests.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio to leveraged market exposure for commodities. The Portfolio may gain commodity exposure through investment in ETFs that are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Portfolio in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited so as to enable the Portfolio to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company. Failure to satisfy either test would jeopardize the Portfolio’s status as a regulated investment company, which could result in material adverse consequences to the Portfolio.

Convertible Securities Risk. Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Currency/Exchange Rate Risk. The dollar value of foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Credit Risk. The issuers of fixed income instruments may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than a fund’s initial investment. Many derivatives are entered into over-the-counter (not on an exchange or contract market; referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument, or the derivative instrument may require participants to enter into offsetting transactions, rather than making or taking delivery. A fund may also lose money on a derivative if the issuer fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor (e.g., the fund may not receive the amount of payments that it is contractually entitled to receive). A fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the investment adviser anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause a fund to realize higher amounts of ordinary income or short-term capital gains, distributions that are taxable to individual shareholders at ordinary income tax rates, rather than at the more favorable tax rates for long-term capital gains. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a fund’s taxable income or gains, and may limit or prevent a fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require a fund to change its investment strategy. A fund’s use of derivatives also may be limited by the requirements for taxation of the fund as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of a fund, and therefore the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Options. If a fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If a fund sells (writes) a call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. If a fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Emerging Market Securities Risk. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities

Foreign Securities Risk. A fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

ADRs, GDRs, and EDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. Such depository receipts, however, continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer’s country. ADRs, GDRs, and EDRs, may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund’s, and therefore the Portfolio’s, performance may suffer.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Real Estate Securities Risks. Because the funds invest in REITs, their portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of a fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a fund, and therefore the Portfolio, could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as a fund, and therefore the Portfolio, indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a fund owns a security that is deferring or omitting its distributions, the fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Small and Medium Capitalization Company Risk. Investing in small- and medium-capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small- and medium-capitalization companies than for larger, more established companies. Some small- and medium- capitalization companies have limited product lines, distribution channels and financial and managerial resources, and tend to concentrate on fewer geographical markets than do larger companies. Also, because small- and medium-capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for a fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, a fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio is newly organized. Class I shares of the Portfolio acquired the assets and liabilities of the Predecessor Portfolio prior to the opening of business on May 28, 2018 (the “Reorganization”). The information shown below reflects the historical performance of the Predecessor Portfolio. The Predecessor Portfolio was advised by NWM Fund Group, LLC, the current Sub-Adviser to the Portfolio. The portfolio managers at the Sub-Adviser who were responsible for the day-to-day investment management of the Predecessor Portfolio’s assets have not changed. The investment objectives and strategies of the Portfolio are substantially similar to that of the Predecessor Portfolio.

The performance information that follows shows the Portfolio’s performance information in a bar chart and an average annual total returns table. The Class S shares of the Portfolio are a new class and do not have their own performance. The bar chart and average annual total returns table show the performance of the Predecessor Portfolio’s only share class. The information provides some indication of the risks of investing in the Portfolio by showing changes in the Predecessor Portfolio’s performance from year to year and by showing how the Predecessor Portfolio’s average annual total returns compare with those of a broad measure of market performance. The performance information shown is for the Predecessor Portfolio and may not be representative of performance of the Portfolio. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information, when available, by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Portfolio by showing changes in the Predecessor Portfolio’s performance from year to year and by showing how the Predecessor Portfolio’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3 2015	8.56%
Worst Quarter:	Q4 2015	-0.88%
		Class I Shares Year-To-Date (as of March 31, 2018): 1.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for the Predecessor Portfolio’s only share class. After-tax returns for Class S shares will vary from those of the Predecessor Portfolio due to varying expenses among the classes.

Class S | James Alpha Momentum Portfolio | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2015	rr_AnnualReturn2015	7.82%
Annual Return 2016	rr_AnnualReturn2016	15.42%
Annual Return 2017	rr_AnnualReturn2017	12.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
Class S | James Alpha Momentum Portfolio | Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,592
Class S | James Alpha Momentum Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Class S | James Alpha Momentum Portfolio | Return After Taxes on Distributions | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Class S | James Alpha Momentum Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Adviser, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.